Note 4 - Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurement
	(in thousands)
	Level 1	Level 2	Level 3	Total
Convertible notes measured at fair value	-	-	732	732
Warrant liability	-	-	-	-
Put Option Liability (Series D)	-	-	62	62
Total	$-	$-	$794	$794

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
Convertible Loan Note	-	-	9,900	9,900
Warrant Liability	-	-	-	-
Total	$-	$-	$9,900	$9,900

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Forward
Purchase
Agreement
Balance at January 1, 2024	$483-
Change in fair value	(483)
Balance at December 31, 2024	-
Change in fair value	-
Balance at December 31, 2025	$-

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
Convertible
Loan Notes
Risk-free rate	3.67%
Underlying stock price	$-
Expected volatility	55%
Term (years)	0.75
Dividend yield	0%
Warrant
Liability
Risk-free rate	3.67%
Underlying stock price	$-
Expected volatility	55%
Term (years)	4.06
Dividend yield	0%
Put
Option
No. Shares (subject to Put Option)	1,150
Expiration date	March 27, 2027
Risk free rate	3.68%
Discount for lack of marketability (DLOM)	12.5%
Put purchase price per share	$1,000
Probability of qualifying PIPE	50%
Probability of liquidation	10%
	Series C	Series D	Series E
No Shares	2,625	9,733	684
Initial Conversion Price	$0.10	$0.10	$0.10
ALCE Closing Price	$0.0011	$0.0011	$0.0011
Holding Period (yrs)	2.75	0.99	1.00
Face Value of Preferred	$1,000	$1,000	$1,000
Risk-free rate	3.81%	3.68%	3.68%
Volatility	55.00%	55.00%	55.00%
Liquidation (probability)	10.00%	10.00%	10.00%
DLOM	12.5%	12.5%	12.5%

	Convertible	Warrant
	Loan Note	Liability
Risk-free rate	3.67%	3.67%
Underlying stock price	$-	$-
Expected volatility	55%	55%
Term (in years)	1.00	4.31
Dividend yield	0%	0%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Convertible	OID
	Notes	Convertible
	April 2024	Notes	Total
	(in thousands)
Balance at December 31, 2025	$565	9,335	9,900
Movement in fair value	67	2,296	2,363
Series D Convertible Preferred shares issued for debt	-	(5,755)	(5,755)
Series E Convertible Preferred shares issued for debt	-	(519)	(519)
Gain on settlement of debt	-	(5,257)	(5,257)
Balance at March 31, 2026	632	100	732
Warrants
	Issued with	April 2025
	Convertible Notes	Warrants	Total
Balance at December 31, 2025	$-	$-	-
Balance at March 31, 2026	$-	$-	$-

	2024	OID
	Convertible	Convertible
	Notes	Notes	Total
	(in thousands)
Balance at December 31, 2024	$1,702	$-	1,702
Reclass of accrued interest to convertible note	471	-	471
Conversions	(2,336)	-	(2,336)
Notes reclassified upon reevaluation of embedded features	-	1,975	1,975
Loss from extinguishment of debt	-	3,187	3,187
New convertible notes issued at fair value	-	935	935
Movement in fair value	728	3,239	3,967
Balance at December 31, 2025	$565	$9,336	$9,900